Statement Of Changes In Stockholder's Equity (Deficit) - USD ($)	Total	Public Warrants	Private Placement Warrants	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Accumulated Deficit
Balance at Oct. 14, 2020				$ 0
Balance, shares at Oct. 14, 2020				0
Issuance of common stock to Sponsor	$ 25,000			$ 690	$ 24,310
Issuance of common stock to Sponsor, shares				6,900,000
Net loss	(526)							$ (526)
Balance at Dec. 31, 2020	24,474			$ 690	24,310			(526)
Balance, shares at Dec. 31, 2020				6,900,000
Proceeds allocated to Public Warrants		$ 16,771,351				$ 16,771,351
Proceeds allocated to Private Placement Warrants			$ 7,270,000				$ 7,270,000
Offering costs allocated warrants	(981,103)				(981,103)
Modification to Private Placement Warrants to qualify as liability	(6,000,476)				(6,000,476)
Accretion of common stock to redemption value	(31,621,284)				$ (17,084,082)			(14,537,202)
Net loss	(2,632,760)							(2,632,760)
Balance at Dec. 31, 2021	$ (17,169,798)			$ 690				$ (17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000